Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use Assets
a.
Right-of-use assets

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$7,577	$7,648
Others	1,754	1,564
Equipment	1,907	1,700
	$11,238	$10,912

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$4,369	$4,415	$4,092
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,863	$2,939	$3,009
Others	770	787	805
Equipment	349	346	354
	$3,982	$4,072	$4,168

Summary of Lease Liabilities	b. Lease liabilities

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,505	$3,558
Noncurrent	7,470	7,334
	$10,975	$10,892

Summary of Range of Discount Rate for Lease Liabilities

December 31
	2023	2024
Land and buildings
Handsets base stations	0.37%-1.84%	0.37%-2.00%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-3.50%	0.37%-3.50%

Summary of Total Cash Outflow for Leases
d.
Other lease information

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$9	$9	$10
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$8	$8	$7
Total cash outflow for leases	$3,869	$4,006	$4,089